Related-Party Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employer contributions	$ 4,994,445	$ 5,590,533
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	2,014,252	2,096,910
Investment, common stock of the company, with a cost basis	$ 70,648,557	$ 71,344,459
Employer contributions	4,994,445	$ 3,895,979
Dividend income	$ 2,757,582